Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operations by Segment

The below tables contain revenues and certain expenses regularly presented to the CODM in order to make decisions regarding the Company's business, including resource allocation and performance assessments, as well as the current focus in compliance with ASC 280, Segment Reporting, for the periods presented (in thousands):

	Year Ended December 31, 2024
	Production Solutions	Natural Gas Technologies	Total

Revenues from external customers	$327,805	$207,473	$535,278
Intersegment revenues	—	39,163	39,163
Total revenues	327,805	246,636	574,441
Elimination of intersegment revenue			(39,163)
Total consolidated revenues			535,278
Less:
Cost of revenues from external customers (1)	140,672	123,752	264,424
Intersegment cost of revenue	—	39,163	39,163
Total cost of revenues	140,672	162,915	303,587
Elimination of intersegment cost of revenue			(39,163)
Total consolidated cost of revenue			264,424
Selling, general and administrative expenses (1)	37,867	20,942	58,809
Depreciation and amortization (1)	61,475	29,387	90,862
Loss on sale of equipment	784	13	797
Segment profit	$87,007	$33,379	$120,386
Corporate expenses (2)			(3,644)
Total operating income			116,742
Interest expense			(32,345)
Loss on debt extinguishment			(221)
Other expense			(2,756)
Income before provision for income taxes			$81,420

____________________________

(1) Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.

(2) Comprised primarily of expenses not allocated to our reportable segments.

	Year Ended December 31, 2023
	Production Solutions	Natural Gas Technologies	Total

Revenues from external customers	$168,801	$74,522	$243,323
Intersegment revenues	—	36,758	36,758
Total revenues	168,801	111,280	280,081
Elimination of intersegment revenue			(36,758)
Total consolidated revenues			243,323
Less:
Cost of revenues from external customers (1)	42,179	62,599	104,778
Intersegment cost of revenue	—	36,758	36,758
Total cost of revenues	42,179	99,357	141,536
Elimination of intersegment cost of revenue			(36,758)
Total consolidated cost of revenue			104,778
Selling, general and administrative expenses (1)	11,792	3,427	15,219
Depreciation and amortization (1)	42,773	1,049	43,822
Loss on sale of equipment	1,169	1	1,170
Segment profit	$70,888	$7,446	$78,334
Corporate expenses			—
Total operating income			78,334
Interest expense			(18,956)
Other expense			(910)
Income before provision for income taxes			$58,468

____________________________

(1) Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.

	Year Ended December 31, 2022
	Production Solutions	Natural Gas Technologies	Total

Revenues from external customers	$120,237	$28,372	$148,609
Intersegment revenues	—	99,945	99,945
Total revenues	120,237	128,317	248,554
Elimination of intersegment revenue			(99,945)
Total consolidated revenues			148,609
Less:
Cost of revenues from external customers (1)	33,214	22,261	55,475
Intersegment cost of revenue	—	99,945	99,945
Total cost of revenues	33,214	122,206	155,420
Elimination of intersegment cost of revenue			(99,945)
Total consolidated cost of revenue			55,475
Selling, general and administrative expenses (1)	11,075	3,098	14,173
Depreciation and amortization (1)	35,275	931	36,206
Loss on sale of equipment	55	(4)	51
Segment profit	$40,618	$2,086	$42,704
Corporate expenses			—
Total operating income			42,704
Interest expense			(9,284)
Other expense			(408)
Income before provision for income taxes			$33,012

____________________________

(1) Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.

Schedule of Financial Information of Operating Segments

The following table sets forth certain selected financial information for our operating segments for the periods presented (in thousands):

	As of December 31,
	2024	2023
Segment capital expenditures:
Production Solutions	$51,207	$39,035
Natural Gas Technologies	36,793	1,144
Total segment capital expenditures	88,000	40,179
Corporate and other	2,494	3,335
Total capital expenditures	$90,494	$43,514

Segment assets:
Production Solutions	$886,372	$340,198
Natural Gas Technologies	730,459	56,276
Total segment assets	1,616,831	396,474
Eliminations	(41,639)	(4,386)
Corporate and other (1)	13,757	—
Total assets	$1,588,949	$392,088

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(1) Corporate costs incurred without revenues do not constitute business activities and therefore, do not meet the criteria of an operating segment. These costs have been combined into Corporate and other. Corporate and other includes (i) corporate and overhead costs, and (ii) capitalized costs related to the IPO and debt issuance.